FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Disclosure of Amounts Managed by Capital Under Review (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 06, 2021	Dec. 31, 2020
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Cash	$ 88,266,985	$ 241,702,030
Total net indebtedness	22,406,363	(228,624,360)
Total shareholders' equity	437,116,773	368,681,834		$ (95,625,929)
Warrants issued as part of the business combination transaction and December 2022 Offering	21,071,294	75,354,490
Total capitalization	$ 480,594,430	$ 215,411,964
Total net indebtedness to total capitalization ratio	5.00%	(106.00%)
Northern Genesis Acquisition Corp.
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Warrants issued as part of the business combination transaction and December 2022 Offering	$ 7,990,648	$ 75,354,490	$ 169,452,859
Amortized cost | Borrowings | Long-term debt and other debts
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Financial liabilities	$ 110,673,348	$ 13,077,670